INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 5,700	$ 6,066
Trade receivables (net of allowance for doubtful accounts of $1,200 and $1,282 as of June 30, 2017 and December 31, 2016, respectively)	14,273	11,464
Other accounts receivable and prepaid expenses	3,008	2,504
Inventories	5,915	5,242
Total current assets	28,896	25,276
LONG-TERM ASSETS:
Long term loans to related parties	940	831
Long-term accounts receivable	588	564
Severance pay fund	3,340	2,878
Property and equipment, net	5,752	5,614
Other intangible assets, net	1,939	2,178
Goodwill	40,759	38,107
Deferred tax asset	478	1,433
Total long-term assets	53,796	51,605
Total assets	82,692	76,881
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	5,211	4,836
Trade payables	6,539	7,116
Deferred revenues and customer advances	1,079	1,037
Other accounts payable and accrued expenses	7,671	6,839
Total current liabilities	20,500	19,828
LONG-TERM LIABILITIES:
Long-term loans from banks	7,525	10,182
Deferred revenues and other long-term liabilities	988	976
Accrued severance pay	3,808	3,206
Total long term liabilities	12,321	14,364
Pointer Telocation Ltd.'s shareholders' equity:
Share capital Ordinary shares of NIS 3 par value - Authorized: 16,000,000 unaudited shares at June 30, 2017 and December 31, 2016; Issued and outstanding: 8,033,794 and 7,873,919 shares at June 30, 2017 and December 31, 2016, respectively	5,970	5,837
Additional paid-in capital	128,798	128,438
Accumulated other comprehensive income	(2,477)	(5,633)
Accumulated deficit	(82,588)	(86,115)
Total Pointer Telocation Ltd.'s shareholders' equity	49,703	42,527
Non-controlling interest	168	162
Total equity	49,871	42,689
Total liabilities and equity	$ 82,692	$ 76,881